Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 173,060	$ 153,299
Restricted cash	210	786
Prepaid expenses and other assets, current	64,407	42,899
Total current assets	237,677	196,984
Non-current assets:
Property and equipment, net	33,962	38,046
Right of use assets, net	19,196	51,637
Long-term deposits	1,796	2,625
Prepaid expenses and other assets, non-current	2,512	3,033
Deferred tax asset	1,406	1,754
Intangible assets, net	87	158
Total assets	296,636	294,237
Current liabilities:
Accounts payable	1,462	2,263
Accrued expenses and other liabilities	28,634	27,781
Lease liabilities	4,467	3,590
Total current liabilities	34,563	33,634
Non-current liabilities:
Lease liabilities	17,343	50,571
Total liabilities	51,906	84,205
Shareholders' equity:
Additional paid-in capital	733,792	595,016
Accumulated other comprehensive loss	(9,509)	(5,861)
Accumulated deficit	(479,674)	(379,244)
Total shareholders' equity	244,730	210,032
Total liabilities and shareholders' equity	296,636	294,237
Ordinary shares
Shareholders' equity:
Share value	3	3
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0